Commitments and contingencies (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and contingencies [Abstract]
Commitments and contingencies
Note 13 - Commitments and contingencies
In the normal course of business, the Company may be subject to various legal claims and contingencies that arise, including claims related to commercial transactions, product liability, health and safety, taxes, environmental matters, employee matters and other matters. Litigation is subject to numerous uncertainties and the outcome of individual claims and contingencies is not predictable. It is possible that some legal matters for which reserves have or have not been established could result in an unfavorable outcome for the Company and any such unfavorable outcome could be of a material nature or have a material adverse effect on the Company’s consolidated financial condition, results of operations and cash flows. Management is not aware of any claims or lawsuits that may have a material adverse effect on the consolidated financial position or results of operations of the Company.
The Company had no purchase obligations as of September 30, 2020 or December 31, 2019.

Note 13 – Commitments and contingencies

In the normal course of business, the Company may be subject to various legal claims and contingencies that arise, including claims related to commercial transactions, product liability, health and safety, taxes, environmental matters, employee matters and other matters.  Litigation is subject to numerous uncertainties and the outcome of individual claims and contingencies is not predictable.  It is possible that some legal matters for which reserves have or have not been established could result in an unfavorable outcome for the Company and any such unfavorable outcome could be of a material nature or have a material adverse effect on our consolidated financial condition, results of operations and cash flows.  Management is not aware of any claims or lawsuits that may have a material adverse effect on the consolidated financial position or results of operations of the Company.

The Company has no purchase obligations as of December 31, 2019.